Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2017
John Keeler & Co., Inc. [Member]
Schedule of Fixed Assets

Fixed assets comprised the following at December 31:

	2017	2016
Computer equipment	$22,924	$18,303
Warehouse and refrigeration equipment	135,607	106,737
Leasehold improvements	26,600	26,600
Automobile	174,621	174,621
Total	359,752	326,261
Less: Accumulated depreciation and amortization	(213,256)	(150,856)
Fixed assets, net	$146,496	$175,405